Regulatory Matters:	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters:
(16)	Regulatory Matters:

The Company is a unitary thrift holding company and, as such, is subject to regulation, examination and supervision by the Federal Reserve Bank. The Company's wholly owned bank subsidiary is a federally chartered savings and loan supervised by the Office of the Comptroller of the Currency (OCC) and the FDIC. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of tangible and core capital (as defined in the regulations) to adjusted total assets (as defined), and of total capital (as defined) and Tier 1 to risk weighted assets (as defined). Management believes, as of December 31, 2011, and 2010, that the Bank meets all capital adequacy requirements to which it is subject.

On April 30, 2010, the Company and the Bank, and the Office of Thrift Supervision (OTS), since merged into the OCC, signed a Memorandum of Understanding and Agreement. Included in the agreement was a requirement that the Bank maintain a Core Capital to adjusted total assets ratio of no less than 8.00% and a Total Risk Based Capital to Risk Weighted Assets ratio of no less than 12.00%. If the Bank did not meet these guidelines, the Bank would have to make a capital distribution request to the OTS (now OCC) prior to the payment of preferred stock dividends or interest payments to HopFed Capital Trust 1.

The most recent notification from the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total, tangible and core capital ratios as set forth in the following table.

The Company's and the Bank's actual capital amounts and ratios as of December 31, 2011, and December 31, 2010, are presented below:

	Company Actual		Bank Actual		Required for Capital Adequacy Purposes		Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Tangible capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$15,205	1.50%	N/A	N/A
Core capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$40,545	4.00%	$50,682	5.00%
Total capital to risk weighted assets	$128,089	20.3%	$110,355	17.6%	$50,064	8.00%	$62,580	10.00%
Tier 1 capital to risk weighted assets	$120,908	19.1%	$103,172	16.5%	N/A	N/A	$37,548	6.00%
As of December 31, 2010
Tangible capital to adjusted total assets	$119,971	11.1%	$99,111	9.4%	$15,872	1.50%	N/A	N/A
Core capital to adjusted total assets	$119,971	11.1%	$99,111	9.4%	$42,326	4.00%	$52,907	5.00%
Total capital to risk weighted assets	$125,515	19.2%	$104,655	16.2%	$51,602	8.00%	$64,503	10.00%
Tier 1 capital to risk weighted assets	$119,971	18.4%	$99,111	15.4%	N/A	N/A	$38,702	6.00%